Cash Flow Adjustments and Changes in Working Capital - Narrative (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of cash flow statement [Abstract]
Other acquisition related settlements	£ 6,680	£ 0